Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2013	18,835,571
Balance at Dec. 31, 2013	$ 2,000	$ 209,169,000	$ (227,214,000)	$ (18,043,000)
Exercise of Warrants (in shares)	443,563
Exercise of Warrants		963,000		963,000
Stock Issued During Period, Shares, Issued for Services	355,000
Stock Issued During Period, Value, Issued for Services	$ 550,000	550,000		550,000
Stock Issued During Period, Shares, New Issues	5,610,351
Common stock issued in private placement, net of expenses	$ 1,000	2,600,000		2,601,000
Share-based compensation expense		51,000		51,000
Net loss			(27,346,000)	(27,346,000)
Balance (in shares) at Dec. 31, 2014	25,244,485
Balance at Dec. 31, 2014	$ 3,000	213,333,000	(254,560,000)	(41,224,000)
Stock Issued During Period, Shares, Issued for Services	76,055
Stock Issued During Period, Value, Issued for Services	$ 172,000	172,000		172,000
Stock Issued During Period, Shares, New Issues	8,410,001
Common stock issued in private placement, net of expenses	$ 1,000	2,620,000		2,621,000
Share-based compensation expense		1,397,000		1,397,000
Net loss			(7,223,000)	(7,223,000)
Balance (in shares) at Dec. 31, 2015	55,007,761
Balance at Dec. 31, 2015	$ 6,000	253,053,000	$ (261,783,000)	(8,724,000)
Warrant Exchange (in shares)	21,277,220
Warrant Exchange	$ 2,000	$ 35,531,000		35,533,000
Stock Issued During Period, Shares, Issued for Services	0
Net loss				(16,425,000)
Balance at Sep. 30, 2016				$ (24,581,000)